Nature of Operations and Basis of Presentation (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Basis of Presentation, Policy

Basis of Presentation

The accompanying unaudited Consolidated Financial Statements of CCH have been prepared in accordance with GAAP for interim financial information and with Rule 10-01 of Regulation S-X.  Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements and should be read in conjunction with the Consolidated Financial Statements and accompanying notes included in our annual report on Form 10-K for the fiscal year ended December 31, 2019.  In our opinion, all adjustments, consisting only of normal recurring adjustments necessary for a fair presentation, have been included.    Certain reclassifications have been made to conform prior period information to the current presentation.  The reclassifications did not have a material effect on our consolidated financial position, results of operations or cash flows.

Basis of Presentation

Our Consolidated Financial Statements have been prepared in accordance with GAAP.  Our Consolidated Financial Statements include the accounts of CCH and its subsidiaries.  All intercompany accounts and transactions have been eliminated in consolidation.

Certain reclassifications have been made to conform prior period information to the current presentation.  The reclassifications did not have a material effect on our consolidated financial position, results of operations or cash flows.

Income Taxes, Policy

We are a disregarded entity for federal and state income tax purposes.  Our taxable income or loss, which may vary substantially from the net income or loss reported on our Consolidated Statements of Operations, is included in the consolidated federal income tax return of Cheniere.  Accordingly, no provision or liability for federal or state income taxes is included in the accompanying Consolidated Financial Statements.

Income Taxes

We are a disregarded entity for federal and state income tax purposes.  Our taxable income or loss, which may vary substantially from the net income or loss reported on our Consolidated Statements of Operations, is included in the consolidated federal income tax return of Cheniere.  Accordingly, no provision or liability for federal or state income taxes is included in the accompanying Consolidated Financial Statements.

Recent Accounting Standards

Recent Accounting Standards

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.  This guidance primarily provides temporary optional expedients which simplify the accounting for contract modifications to existing debt agreements expected to arise from the market transition from LIBOR to alternative reference rates.  The optional expedients were available to be used upon issuance of this guidance but we have not yet applied the guidance because we have not yet modified any of our existing contracts for reference rate reform.  Once we apply an optional expedient to a modified contract and adopt this standard, the guidance will be applied to all subsequent applicable contract modifications until December 31, 2022, at which time the optional expedients are no longer available.

Recent Accounting Standards

We adopted Accounting Standards Update (“ASU”) 2016-02, Leases (Topic 842), and subsequent amendments thereto on January 1, 2019 using the optional transition approach to apply the standard at the beginning of the first quarter of 2019 with no retrospective adjustments to prior periods.  This standard requires a lessee to recognize leases on its balance sheet by recording a lease liability representing the obligation to make future lease payments and a right-of-use asset representing the right to use the underlying asset for the lease term.  The adoption of the standard did not materially impact our Consolidated Financial Statements.  Upon adoption of the standard, we recorded right-of-use assets of $8.1 million in other non-current assets, net, and lease liabilities of $0.5 million in other current liabilities—affiliate, $5.2 million other non-current liabilities and $1.2 million in other non-current liabilities—affiliate.

In December 2019, the Financial Accounting Standards Board (“FASB”) issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes.  The new guidance retrospectively eliminates the requirement to allocate the consolidated amount of current and deferred tax expense to entities that are not subject to income tax.  We early adopted this guidance effective December 31, 2019 and recorded a cumulative-effect adjustment to retained earnings of $2.1 million on our subsidiaries’ financial statements, that has been eliminated upon consolidated on our Consolidated Financial Statements.  The provision for income taxes, taxes payable and deferred income tax balances have been retrospectively removed from our subsidiaries’ financial statements.  The deferred tax assets were offset with a full valuation allowance and therefore no cumulative effect adjustment to retained earnings was required on our Consolidated Financial Statements.